CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 110,745	$ 101,491	$ 58,534
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,687	9,827	8,605
Share-based compensation	33,891	25,022	24,111
Accretion of discount of marketable securities, net	(2,157)	(1,304)	(547)
Amortization of debt issuance costs	1,912
Deferred income taxes	(4,265)	(4,350)	(1,256)
Decrease (increase) in trade receivable	(7,715)	728	(2,340)
Increase in prepaid expenses and other receivables	(18,169)	(1,857)	(4,299)
Increase in inventories	(35,370)	(15,704)	(13,599)
(Decrease) Increase in trade payables	(3,173)	23,248	9,278
(Decrease) Increase in other accounts payable and accrued expenses and other long-term liabilities	(1,688)	2	8,654
Change in operating lease right-of-use assets	7,938	6,300	4,618
Change in operating lease liability	(5,776)	(5,712)	(4,349)
Other	721	73	45
Net cash provided by operating activities	87,581	137,764	87,455
Cash flows from investing activities:
Purchase of property, plant and equipment	(3,936)	(3,270)	(2,101)
Capitalization of software development costs and investment in other intangible assets	(12,250)	(6,332)	(3,705)
Investment in marketable securities	(336,167)	(59,710)	(50,012)
Proceeds from sales of marketable securities	27,118	36,277
Proceeds from maturities of marketable securities	10,137	4,939
Proceeds from maturities of short-term deposits	48,000	87,189	38,000
Investment in short-term deposits		(57,189)	(98,000)
Acquisition of businesses, net of cash acquired			(23,173)
Other investing activities	(150)	(552)	(1,000)
Net cash (used in) provided by investing activities	(267,248)	1,352	(139,991)
Cash flows from financing activities:
Proceeds from issuance of exchangeable notes, net of issuance costs	582,456
Purchase of capped calls	(63,350)
Proceeds from exercise of options	12,242	19,009	1,747
Repurchase and retirement of common stock		(147,283)
Repayment of loans and borrowings			(4,313)
Proceeds from Initial Public Offering, net of issuance costs		(303)	53,006
Tax withholding in connection with employees' exercises of share options and vested RSUs		2,907
Other financing activities		(1,629)	(1,629)
Net cash provided by (used in) financing activities	531,348	(127,299)	48,811
Effect of exchange rate fluctuations on cash and cash equivalents	251	(236)	(623)
Net increase (decrease) in cash, cash equivalents and restricted cash	351,932	11,581	(4,348)
Cash, cash equivalents and restricted cash at the beginning of the year	50,347	38,766	43,114
Cash, cash equivalents and restricted cash at the end of the year	402,279	50,347	38,766
Components of cash, cash equivalents, and restricted cash:
Cash and cash equivalents	402,209	50,340	36,538
Restricted cash included within prepaid expenses and other current assets	70	7	2,228
Total cash, cash equivalents and restricted cash	402,279	50,347	38,766
Supplemental disclosure of cash flow information:
Cash paid during the year for interest			(73)
Cash paid during the year for income tax	(28,240)	(35,698)	(11,228)
Cash paid during the year for income tax	28,240
Supplemental disclosures of non-cash investing and financing activities:
Offering costs accrued but not yet paid			2,100
Issuance of shares in connection with business combination			34,895
Conversion of Redeemable A shares and digital securities into Class A Ordinary shares upon Initial Public Offering			13,085
Share-based compensation capitalized as part of capitalization of software development costs	2,672	1,254	1,067
Lease liabilities arising from obtaining right-of-use assets	$ 6,531	$ 15,908	$ 4,667